SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued employees’ social insurance	$ 327,735	$ 348,650	$ 364,870
Accrued payroll and commission	179,183	232,417	181,240
Accrued rent expense	29,000	101,228	112,500
Construction payable	111,807	76,437	96,844
Accrued professional fees	50,840	45,569	16,927
Deposit	12,239	7,450
Other payables	41,596	33,040	88,379
Total	$ 752,400	$ 844,791	$ 860,760